Cover Page	Aug. 16, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 16, 2022
Entity Registrant Name	The Oncology Institute, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39248
Entity Tax Identification Number	84-3562323
Entity Address, Address Line One	18000 Studebaker Rd, Suite 800
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	562
Local Phone Number	735-3226
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001799191
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	TOI
Security Exchange Name	NASDAQ
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common stock, each at an exercise price of $11.50 per share
Trading Symbol	TOIIW
Security Exchange Name	NASDAQ